EMPLOYEE BENEFIT PLANS - Obligations and Funded Status (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in the statement of financial position consist of:
Noncurrent liabilities	$ (95,310)		$ (95,310)					$ (103,734)	$ (110,597)
United States | Defined Benefit Pension Plans
Change in projected benefit obligation
Obligation at beginning of year			(44,213)	$ (45,512)	$ (45,512)	$ (46,120)
Opening balance sheet adjustment					0	0
Service cost	(87)	$ (86)	(261)	(258)	(344)	(337)	$ (381)
Interest cost	(333)	(356)	(999)	(1,068)	(1,422)	(1,475)	(1,914)
Employee contributions					0	0
Plan curtailments and amendments					0	0
Benefits paid					3,079	3,893
Acquisition					0	0
Actuarial gain (loss)					(14)	(1,473)
Effect of currency rate changes					0	0
Obligation at end of year					(44,213)	(45,512)	(46,120)
Change in plan assets
Fair value of plan assets at beginning of year			37,432	35,802	35,802	37,640
Opening balance sheet adjustment					0	0
Actual return on plan assets					4,223	2,055
Employer contributions					486	0
Employee contributions					0	0
Benefits paid					(3,079)	(3,893)
Acquisition					0	0
Effect of currency rate changes					0	0
Fair value of plan assets at end of year					37,432	35,802	37,640
Benefit obligations			(44,213)	(45,512)	(45,512)	(45,512)	(46,120)	(44,213)	(45,512)
Funded status								(6,781)	(9,710)
Amounts recognized in the statement of financial position consist of:
Noncurrent assets								0	0
Current liabilities								0	0
Noncurrent liabilities								(6,781)	(9,710)
Net amount recognized								(6,781)	(9,710)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Prior service cost								(6)	(8)
Net actuarial (loss) gain								(20,418)	(23,884)
Net amount recognized								(20,424)	(23,892)
United States | Other Postretirement Benefits Plans
Change in projected benefit obligation
Obligation at beginning of year			(11,345)	(11,876)	(11,876)	(12,959)
Service cost	(1)	(1)	(3)	(3)	(5)	(4)	(9)
Interest cost	(81)	(88)	(243)	(264)	(350)	(389)	(1,233)
Plan amendments					0	6
Benefits paid					970	720
Acquisition					0	(143)
Actuarial gain (loss)					(84)	893
Effect of currency rate changes					0	0
Obligation at end of year					(11,345)	(11,876)	(12,959)
Change in plan assets
Fair value of plan assets at beginning of year			0	0	0	0
Employer contributions					970	720
Benefits paid					(970)	(720)
Fair value of plan assets at end of year					0	0	0
Benefit obligations			(11,345)	(11,876)	(11,876)	(11,876)	(12,959)	(11,345)	(11,876)
Funded status								(11,345)	(11,876)
Amounts recognized in the statement of financial position consist of:
Current liabilities								(1,046)	(1,084)
Noncurrent liabilities								(10,299)	(10,792)
Net amount recognized								(11,345)	(11,876)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Prior service cost								19,616	21,134
Net actuarial (loss) gain								(18,882)	(20,023)
Net amount recognized								734	1,111
Foreign Plan | Defined Benefit Pension Plans
Change in projected benefit obligation
Obligation at beginning of year			(353,017)	(319,551)	(319,551)	(195,311)
Opening balance sheet adjustment					(5,321)	0
Service cost	(691)	(614)	(2,073)	(1,842)	(2,740)	(1,379)	(2,015)
Interest cost	(1,834)	(1,677)	(5,502)	(5,031)	(7,310)	(5,774)	(7,091)
Employee contributions					(880)	(195)
Plan curtailments and amendments					4,153	2,061
Benefits paid					12,906	9,427
Acquisition					0	(114,242)
Actuarial gain (loss)					(3,009)	(33,330)
Effect of currency rate changes					(31,265)	19,192
Obligation at end of year					(353,017)	(319,551)	(195,311)
Change in plan assets
Fair value of plan assets at beginning of year			281,602	241,283	241,283	168,069
Opening balance sheet adjustment					2,058	0
Actual return on plan assets					19,102	20,066
Employer contributions					13,479	6,933
Employee contributions					880	195
Benefits paid					(12,905)	(9,427)
Acquisition					0	70,519
Settlements					(4,523)
Effect of currency rate changes					22,228	(15,072)
Fair value of plan assets at end of year					281,602	241,283	168,069
Benefit obligations			(353,017)	(319,551)	(319,551)	(319,551)	(195,311)	(353,017)	(319,551)
Funded status								(71,415)	(78,268)
Amounts recognized in the statement of financial position consist of:
Noncurrent assets								10,577	7,130
Current liabilities								(2,158)	(2,042)
Noncurrent liabilities								(79,834)	(83,356)
Net amount recognized								(71,415)	(78,268)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Prior service cost								(32)	(56)
Net actuarial (loss) gain								(54,043)	(56,411)
Net amount recognized								(54,075)	(56,467)
Foreign Plan | Other Postretirement Benefits Plans
Change in projected benefit obligation
Obligation at beginning of year			(3,720)	(3,425)	(3,425)	(3,290)
Service cost	(8)	(7)	(24)	(21)	(28)	(29)	(38)
Interest cost	$ (26)	$ (24)	(78)	(72)	(98)	(99)	(128)
Plan amendments					0	0
Benefits paid					199	133
Acquisition					0	0
Actuarial gain (loss)					(131)	(42)
Effect of currency rate changes					(237)	(98)
Obligation at end of year					(3,720)	(3,425)	(3,290)
Change in plan assets
Fair value of plan assets at beginning of year			0	0	0	0
Employer contributions					199	133
Benefits paid					(199)	(133)
Fair value of plan assets at end of year					0	0	0
Benefit obligations			$ (3,720)	$ (3,425)	$ (3,425)	$ (3,425)	$ (3,290)	(3,720)	(3,425)
Funded status								(3,720)	(3,425)
Amounts recognized in the statement of financial position consist of:
Current liabilities								(208)	(185)
Noncurrent liabilities								(3,512)	(3,160)
Net amount recognized								(3,720)	(3,345)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Prior service cost								9	15
Net actuarial (loss) gain								154	292
Net amount recognized								$ 163	$ 307